Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets [Line Items]
Indefinite lived intangible assets—Trade names, trademarks and distribution rights	$ 138,647	$ 119,188
Finite lived intangible assets:
Accumulated amortization	(49,384)	(43,680)
Finite lived intangible assets, net	33,357	28,663
Intangible assets, net	172,004	147,851
Customer Relationships
Finite lived intangible assets:
Finite lived intangible assets	$ 79,911	69,593
Customer Relationships | Maximum
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	18 years
Customer Relationships | Minimum
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	7 years
Trade Name
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	10 years
Finite lived intangible assets:
Finite lived intangible assets	$ 1,150	1,150
Patented And Unpatented Technology [Member]
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	7 years
Finite lived intangible assets:
Finite lived intangible assets	$ 1,680	$ 1,600